SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Liquidity and Going Concern (Details)													12 Months Ended		35 Months Ended
	Dec. 29, 2023 USD ($)	Dec. 28, 2023 USD ($)	Dec. 22, 2023 USD ($)	Dec. 21, 2023 USD ($)	Nov. 24, 2023 USD ($)	Nov. 20, 2023 Defendant	Oct. 30, 2023	Sep. 05, 2023	Jul. 20, 2023 Defendant	Jul. 07, 2023 USD ($)	Jun. 29, 2023 USD ($) Individual	Jun. 26, 2023 USD ($)	Dec. 31, 2023 USD ($) Note shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 23, 2023 USD ($)	Jun. 06, 2023 USD ($)	Feb. 16, 2023 shares	Jan. 31, 2022 shares	Oct. 31, 2021 shares
Liquidity and Going Concern [Abstract]
Cash from operations													$ (9,733,500)	$ (24,201,500)	$ 37,732,000
Proceeds from issuance of convertible promissory notes													$ 3,500,000	$ 15,360,000	$ 40,460,000
Common stock, shares authorized (in shares) | shares													120,000,000	120,000,000	120,000,000			1,000,000,000	120,000,000	110,000,000
Outstanding demands for repayment													$ 1,000,000	$ 0
Number of renewed additional days													180 days
Number of individuals | Individual											3
Number of defendants | Defendant						20			3
Initial business combination aggregate term								12 months
Number of defendant agreed to resolve dispute | Defendant						1
Convertible Promissory Note [Member]
Liquidity and Going Concern [Abstract]
Maturity date	Jun. 29, 2025	Jul. 24, 2023										Jun. 23, 2023	May 19, 2023
Outstanding demands for repayment													$ 0
Face amount	$ 1,000,000	$ 500,000			$ 500,000					$ 6,000,000		$ 2,000,000	$ 40,700,000	$ 38,200,000	$ 40,700,000	$ 2,500,000	$ 2,000,000
Extended maturity date										Aug. 18, 2024		Jun. 23, 2024	May 19, 2024
Additional face amount	$ 500,000
First Convertible Promissory Notes [Member]
Liquidity and Going Concern [Abstract]
Maturity date					Dec. 24, 2024								May 31, 2023
Face amount					$ 4,200,000
Second Convertible Promissory Notes [Member]
Liquidity and Going Concern [Abstract]
Maturity date										Aug. 03, 2023
Face amount										$ 2,000,000
Repayments of debt				$ 1,000,000
Number of business days				5 days
Other Convertible Promissory Notes [Member]
Liquidity and Going Concern [Abstract]
Face amount													$ 14,293,000		14,293,000
Number of Other Promissory Notes | Note													8
Broker's Note One [Member]
Liquidity and Going Concern [Abstract]
Maturity date													May 07, 2023
Face amount													$ 140,000		140,000
Broker's Note Two [Member]
Liquidity and Going Concern [Abstract]
Maturity date													May 26, 2023
Face amount													$ 67,000		$ 67,000
Minimum [Member]
Liquidity and Going Concern [Abstract]
Debt term															18 months
Accrued interest rate													5.00%		5.00%
Bridge funding leading for merger			$ 5,000,000
Minimum [Member] | Other Convertible Promissory Notes [Member]
Liquidity and Going Concern [Abstract]
Maturity date													Jun. 30, 2023
Maximum [Member]
Liquidity and Going Concern [Abstract]
Debt term															36 months
Accrued interest rate													10.00%		10.00%
Bridge funding leading for merger			$ 60,000,000
Maximum [Member] | Other Convertible Promissory Notes [Member]
Liquidity and Going Concern [Abstract]
Maturity date													Nov. 23, 2023
Settlement Agreement [Member]
Liquidity and Going Concern [Abstract]
Paid to former employee											$ 25,000
Guarantee Rumble Agreement [Member]
Liquidity and Going Concern [Abstract]
Percentage of gross revenue from sale							70.00%
Guarantee Rumble Agreement [Member] | Minimum [Member]
Liquidity and Going Concern [Abstract]
Percentage of aggregate number of paid advertisements							0.85